GENERAL - Narrative (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) market company	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Acquisition [Line Items]
Number of main markets | market			2
Goodwill	$ 1,821,969		$ 1,849,668	$ 1,821,969	$ 1,617,118
Change in fair value of contingent consideration			(3,054)	(18,258)	0
Acquisition costs			$ 3,167	13,987	48
2024 Acquisitions
Business Acquisition [Line Items]
Number of businesses acquired | company			2
Consideration transferred in acquisition			$ 68,910
Intangible assets acquired in a business combination			41,802
Goodwill			27,091
LiveVox Inc.
Business Acquisition [Line Items]
Consideration transferred in acquisition	424,117
Goodwill	186,193			186,193
LiveVox Inc. | Core Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired in a business combination	$ 137,462			$ 137,462
Estimated useful life (in years)	5 years			5 years
LiveVox Inc. | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired in a business combination	$ 31,957			$ 31,957
Estimated useful life (in years)	5 years			5 years
LiveVox Inc. | Trademarks
Business Acquisition [Line Items]
Finite-lived intangible assets acquired in a business combination	$ 4,930			$ 4,930
Estimated useful life (in years)	5 years			5 years
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition				$ 22,815
Intangible assets acquired in a business combination	$ 13,247			13,247
Goodwill	$ 10,682			10,682
2022 Acquisitions
Business Acquisition [Line Items]
Consideration transferred in acquisition		$ 50,381
Goodwill		28,039
Cash consideration		30,000
Contingent consideration		24,000			$ 20,381
Change in fair value of contingent consideration			$ (3,054)	$ (18,258)
2022 Acquisitions | Core Technology
Business Acquisition [Line Items]
Finite-lived intangible assets acquired in a business combination		$ 12,470
Estimated useful life (in years)		4 years
2022 Acquisitions | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible assets acquired in a business combination		$ 9,058
Estimated useful life (in years)		4 years
2022 Acquisitions | Trademarks
Business Acquisition [Line Items]
Finite-lived intangible assets acquired in a business combination		$ 459
Estimated useful life (in years)		3 years